Maturity analysis of financial liabilities (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities
31.12.21
USD billion
Due within

1 month
Due between

1 and 3 months
Due between

3 and 12 months
Due between

1 and 5 years
Due after

5 years Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks

6.7 2.4 3.5 0.6

13.1
Payables from securities financing transactions 3.8 0.3 1.6 0.0

5.7
Cash collateral payables on derivative instruments 31.8

31.8
Customer deposits 530.1 5.2 3.3 3.2 0.4 542.3
Debt issued measured at amortized cost
2
4.0 12.7 41.1 53.5 37.6 148.9
Other financial liabilities measured at amortized cost 4.5 0.1 0.5 1.8 1.6 8.4 of which: lease liabilities
0.1 0.1 0.5 1.8 1.6 4.0
Total financial liabilities measured at amortized cost 580.9 20.8 49.9 59.2 39.5 750.2
Financial liabilities at fair value held for trading
3,4
31.7

31.7
Derivative financial instruments
3,5
121.3

121.3
Brokerage payables designated at fair value 44.0

44.0
Debt issued designated at fair value
6
13.8 11.5 13.5 24.5 18.5 81.9
Other financial liabilities designated at fair value 28.1 0.4 0.5 0.4 1.1 30.5
Total financial liabilities measured at fair value through profit or loss 239.0 11.9 14.0 24.9 19.6 309.4
Total 819.8 32.7 63.9 84.1 59.1 1,059.6
Guarantees, commitments and forward starting transactions
Loan commitments
7
38.3 0.5 0.7 0.0

39.5
Guarantees 21.2

0.0

21.2
Forward starting transactions, reverse repurchase
and securities borrowing agreements
7
1.4

1.4
Total 60.9 0.5 0.7 0.0 0.0 62.1

31.12.20
USD billion
Due within

1 month
Due between

1 and 3 months
Due between

3 and 12 months
Due between

1 and 5 years
Due after

5 years Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 6.1 2.4 2.1 0.5 0.0 11.1
Payables from securities financing transactions 5.6 0.4 0.3 0.0 0.0 6.3
Cash collateral payables on derivative instruments 37.3

37.3
Customer deposits 512.8 6.6 3.5 1.8 0.2 524.9
Debt issued measured at amortized cost
2
9.0 8.3 41.9 53.7 35.6 148.5
Other financial liabilities measured at amortized cost 4.5 0.1 0.5 2.0 1.8 8.9 of which: lease liabilities
0.1 0.1 0.5 2.0 1.8 4.5
Total financial liabilities measured at amortized cost 575.3 17.9 48.2 58.0 37.7 737.1
Financial liabilities at fair value held for trading
3,4
33.6

33.6
Derivative financial instruments
3,5
161.1

161.1
Brokerage payables designated at fair value 38.7

38.7
Debt issued designated at fair value
6
21.9 16.8 7.1 9.2 9.5 64.5
Other financial liabilities designated at fair value 27.9 0.6 0.6 0.7 1.1 30.9
Total financial liabilities measured at fair value through profit or loss 283.2 17.4 7.7 9.9 10.6 328.8
Total 858.5 35.3 56.0 67.9 48.3 1,065.9
Guarantees, commitments and forward starting transactions
Loan commitments
7
40.5 0.5 0.4 0.0

41.4
Guarantees 17.5

17.5
Forward starting transactions, reverse repurchase
and securities borrowing agreements
7
3.2

3.2
Total 61.3 0.5 0.4 0.0 0.0 62.2
1 Except for financial liabilities

at fair value held

for trading and derivative

financial instruments (see footnote

3), the amounts presented

generally represent undiscounted cash

flows of future interest and

principal
payments.

2 The time-bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.

4 Contractual maturities of financial liabilities at fair value held for trading are: USD
30.8

billion due within 1 month (31 December 2020:
USD 32.6

billion), USD
0.9

billion due between 1 month and 1 year (31 December 2020: USD
1.0

billion) and USD
0

billion due between 1 and 5 years (31 December 2020: USD
0

billion).

5 Includes USD
34

million
(31 December 2020: USD 32

million) related to fair values of

derivative loan commitments and forward

starting reverse repurchase agreements classified as

derivatives, presented within “Due

within 1 month." The
full contractual committed amount of USD 36.0

billion (31 December 2020: USD
31.3

billion) is presented in Note 10 under notional

amounts.

6 Future interest payments on variable-rate liabilities

are determined
by reference to the

applicable interest rate

prevailing as of

the reporting date.

Future principal payments

that are variable

are determined by

reference to the conditions

existing at the relevant

reporting date.

7
Excludes derivative loan commitments and forward starting reverse repurchase agreements measured at fair value

(see footnote 5).

UBS AG
Entity [Table]
Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities
31.12.21
USD billion
Due within

1 month
Due between

1 and 3 months
Due between

3 and 12 months
Due between

1 and 5 years
Due after

5 years Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks

6.7 2.4 3.5 0.6 0.0 13.1
Payables from securities financing transactions 3.8 0.3 1.6 0.0

5.7
Cash collateral payables on derivative instruments 31.8

31.8
Customer deposits 531.0 6.6 3.3 3.9 0.4 545.1
Funding from UBS Group AG
2
0.2 3.3 2.3 28.8 30.6 65.3
Debt issued measured at amortized cost
2
3.8 9.4 38.8 25.1 7.6 84.7
Other financial liabilities measured at amortized cost 5.3 0.1 0.4 1.8 1.5 9.1 of which: lease liabilities 0.1 0.1 0.4 1.8 1.5 3.9
Total financial liabilities measured at amortized cost 582.6 22.1 49.9 60.2 40.1 754.8
Financial liabilities at fair value held for trading
3,4
31.7

31.7
Derivative financial instruments
3,5
121.3

121.3
Brokerage payables designated at fair value 44.0

44.0
Debt issued designated at fair value
6
13.8 11.5 13.5 24.5 12.5 75.9
Other financial liabilities designated at fair value 28.1 0.4 0.5 0.4 7.1 36.5
Total financial liabilities measured at fair value through profit or loss 239.0 11.9 14.0 24.9 19.6 309.4
Total

821.6 34.0 63.9 85.0 59.6 1,064.2
Guarantees, commitments and forward starting transactions
Loan commitments
7
38.3 0.5 0.7 0.0

39.5
Guarantees 21.2

0.0

21.2
Forward starting transactions, reverse repurchase
and securities borrowing agreements
7
1.4

1.4
Total

60.9 0.5 0.7 0.0 0.0 62.1

31.12.20
USD billion
Due within

1 month
Due between

1 and 3 months
Due between

3 and 12 months
Due between

1 and 5 years
Due after

5 years Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks

6.1 2.4 2.1 0.5 0.0 11.1
Payables from securities financing transactions 5.6 0.4 0.3 0.0 0.0 6.3
Cash collateral payables on derivative instruments 37.3

37.3
Customer deposits 514.0 7.8 3.5 2.8 0.2 528.2
Funding from UBS Group AG
2
0.1 0.3 6.2 29.1 24.8 60.5
Debt issued measured at amortized cost
2
8.8 7.8 38.2 24.5 8.9 88.2
Other financial liabilities measured at amortized cost 5.3 0.1 0.5 2.0 1.8 9.6 of which: lease liabilities 0.1 0.1 0.5 2.0 1.8 4.4
Total financial liabilities measured at amortized cost 577.2 18.9 50.7 58.8 35.8 741.3
Financial liabilities at fair value held for trading
3,4
33.6

33.6
Derivative financial instruments
3,5
161.1

161.1
Brokerage payables designated at fair value 38.7

38.7
Debt issued designated at fair value
6
21.9 16.8 7.1 9.2 6.0 61.0
Other financial liabilities designated at fair value 27.9 0.6 0.6 0.7 4.6 34.3
Total financial liabilities measured at fair value through profit or loss 283.2 17.4 7.7 9.8 10.6 328.8
Total

860.3 36.3 58.4 68.6 46.4 1,070.0
Guarantees, commitments and forward starting transactions
Loan commitments
7
40.5 0.5 0.4 0.0

41.4
Guarantees 17.5

17.5
Forward starting transactions, reverse repurchase
and securities borrowing agreements
7
3.2

3.2
Total

61.3 0.5 0.4 0.0 0.0 62.2
1 Except for financial liabilities at

fair value held for trading

and derivative financial instruments

(see footnote 3), the amounts

presented generally represent undiscounted

cash flows of future interest

and principal
payments.

2 The time-bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out.

4 Contractual maturities of financial liabilities at fair value held for trading are: USD
30.8

billion due within 1 month (31 December 2020:
USD 32.6

billion), USD
0.9

billion due between 1 month and 1 year (31 December 2020: USD
1.0

billion) and USD
0

billion due between 1 and 5 years (31 December 2020: USD
0

billion).

5 Includes USD
34

million
(31 December 2020: USD 32

million) related to fair values of derivative

loan commitments and forward starting

reverse repurchase agreements classified as derivatives,

presented within “Due within 1 month." The
full contractual committed amount of USD 36.0

billion (31 December 2020: USD
31.3

billion) is presented in Note 10 under notional amounts.

6 Future interest payments on variable-rate liabilities

are determined
by reference

to the

applicable interest

rate prevailing

as of

the reporting

date. Future

principal payments

that are

variable are

determined by

reference to

the conditions

existing at

the relevant

reporting date.

7 Excludes derivative loan commitments and forward starting reverse repurchase agreements measured at fair value

(see footnote 5).